SHARE-BASED COMPENSATION, Assumptions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unrecognized Compensation Cost [Abstract]
Total unrecognized compensation cost	$ 2,189,201
Unrecognized compensation cost, recognition period	2 years 18 days
Stock Options [Member]
Assumptions Used in Valuing Stock Options [Abstract]
Expected dividends yield		0.00%	0.00%
Stock Options [Member] | Modification [Member]
Assumptions Used in Valuing Stock Options [Abstract]
Expected dividends yield	0.00%
The fair value of underlying ordinary shares (in dollars per share)	$ 5.74
Stock Options [Member] | Before Modification [Member]
Assumptions Used in Valuing Stock Options [Abstract]
Expected dividends yield	0.00%
Stock Options [Member] | Minimum [Member]
Assumptions Used in Valuing Stock Options [Abstract]
Expected volatility		82.33%	82.33%
Risk-free interest rate per annum		1.84%	1.84%
The fair value of underlying ordinary shares (in dollars per share)		$ 1.21	$ 1.21
Stock Options [Member] | Minimum [Member] | Modification [Member]
Assumptions Used in Valuing Stock Options [Abstract]
Expected volatility	58.09%
Risk-free interest rate per annum	0.06%
Stock Options [Member] | Minimum [Member] | Before Modification [Member]
Assumptions Used in Valuing Stock Options [Abstract]
Expected volatility	82.33%
Risk-free interest rate per annum	1.84%
The fair value of underlying ordinary shares (in dollars per share)	$ 1.21
Stock Options [Member] | Maximum [Member]
Assumptions Used in Valuing Stock Options [Abstract]
Expected volatility		93.48%	93.48%
Risk-free interest rate per annum		2.40%	2.40%
The fair value of underlying ordinary shares (in dollars per share)		$ 2.92	$ 2.92
Stock Options [Member] | Maximum [Member] | Modification [Member]
Assumptions Used in Valuing Stock Options [Abstract]
Expected volatility	91.85%
Risk-free interest rate per annum	1.36%
Stock Options [Member] | Maximum [Member] | Before Modification [Member]
Assumptions Used in Valuing Stock Options [Abstract]
Expected volatility	93.48%
Risk-free interest rate per annum	2.40%
The fair value of underlying ordinary shares (in dollars per share)	$ 2.92